April 29, 2011

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:

Advantage Funds, Inc.
Dreyfus Emerging Leaders Fund
Dreyfus Global Absolute Return Fund
Dreyfus Global Real Return Fund
Dreyfus International Value Fund
Dreyfus Opportunistic Midcap Value Fund
Dreyfus Opportunistic Small Cap Fund
Dreyfus Strategic Value Fund
Dreyfus Structured Midcap Fund
Dreyfus Technology Growth Fund
Dreyfus Total Return Advantage Fund
Global Alpha Fund

1933 Act File No. 33-51061 1940 Act File No. 811-7123 CIK No. 0000914775
Dreyfus Growth and Income Fund, Inc.	1933 Act File No. 33-44004 1940 Act File No. 811-6474 CIK No. 0000881780
Dreyfus Index Funds, Inc. Dreyfus International Stock Index Fund Dreyfus S&P 500 Index Fund Dreyfus Smallcap Stock Index Fund	1933 Act File No. 33-31809 1940 Act File No. 811-5883 CIK No. 0000857114
Dreyfus International Funds, Inc. Dreyfus Brazil Equity Fund	1933 Act File No. 33-58248 1940 Act File No. 811-7502 CIK No. 0000897469
Dreyfus Manager Funds II Dreyfus Balanced Opportunity Fund	1933 Act File No. 333-104120 1940 Act File No. 811-21327 CIK No. 0001224568
Dreyfus Midcap Index Fund, Inc.	1933 Act File No. 33-41078 1940 Act File No. 811-6325 CIK No. 0000875732
Dreyfus Money Market Instruments, Inc. Government Securities Series Money Market Series	1933 Act File No. 2-52718 1940 Act File No. 811-2557 CIK No. 0000030160

Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, transmitted for filing is a copy of an EDGARized supplement, dated May 1, 2011, to the above-referenced Fund’s Statement of Additional Information dated May 1, 2011.

Please address any comments or questions to my attention at 212.922.8023.

Sincerely,
/s/ Kara Dooley
Kara Dooley
Paralegal